Significant Accounting Policies - Addittional Information (Details)	12 Months Ended
Dec. 31, 2012
Accounting Policies_Vessels, Net [Abstract]
Estimated scrap rate	$0.150 to $0.250 per light weight ton
Estimated useful life	30 years
Accounting Policies_Impairment of Long-Lived Assets [Abstract]
Estimated scrap rate	$0.150 to $0.250 per light weight ton
Growth rate	2.81%
PropertyPlantAndEquipmentEstimatedUsefulLives	30 years
Annual inflation rate	3.51%
Drydock and Special survey off-hire days range	14-25 days
Annual adjustment on management fees after December 31, 2012	4.00%
Fleet Utilization	99.20%
Accounting Policies_Derivative Financial Instruments [Abstact]
Hedge effectiveness criteria	80% to 125%